Note 14 - Employee Incentive Schemes - Stock Option Activity (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Balance (in shares) | shares	12,406,300
Balance (in AUD per Share) | $ / shares	$ 0.49
Lapsed (in shares) | shares	(756,000)
Lapsed (in AUD per Share) | $ / shares	$ 0.49
Balance at December 31, 2023 (in shares) | shares	11,650,300
Balance at December 31, 2023 (in AUD per Share) | $ / shares	$ 0.49